NOTE PAYABLE (Details) - USD ($)				12 Months Ended
	Dec. 15, 2020	Dec. 14, 2020	Mar. 29, 2019	Mar. 31, 2021	Mar. 31, 2020
NOTE PAYABLE
Note payable					$ 20,000,000
Repayments of Senior Debt				$ 10,000,000
Senior unsecured note
NOTE PAYABLE
Loan principal amount			$ 20,000,000
Term of loan (in years)			3 years
Fixed interest rate			12.00%
Note payable				10,000,000	20,000,000
Interest expense				$ 2,100,000	$ 2,400,000
Senior unsecured note | Amendment and Supplemental Agreement
NOTE PAYABLE
Principal amount to be repaid		$ 10,000,000
Threshold period for principal and interest repayment from effective date of agreement		5 days
Repayments of Senior Debt	$ 5,000,000	$ 5,000,000
Interest paid	$ 513,333